PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.3%
Asset-Backed Securities 10.8%
Canada 0.0%
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	601	$429,078
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	284,712
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	359,533
					1,073,323
Cayman Islands 2.2%
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.611(c)	07/18/30		2,768	2,771,629
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.547(c)	04/30/31		9,467	9,492,613
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.237(c)	02/20/31		2,000	2,000,941
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	07/20/31		931	931,455
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.343(c)	07/15/31		5,750	5,749,911
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.813(c)	10/15/34		15,000	15,046,313

OZLM Ltd., Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.594(c)	04/20/31		2,195	2,198,701
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.689(c)	05/07/31		3,782	3,781,770
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	7.289(c)	05/07/31		6,500	6,525,934

Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.516(c)	04/25/31		2,175	2,176,907

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.753%(c)	07/15/31		8,500	$8,505,069
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.853(c)	04/15/30		136	135,885
					59,317,128
Ireland 7.2%
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.555(c)	04/25/34	EUR	4,000	4,316,776
Ares European CLO DAC, Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.935(c)	04/15/30	EUR	8,000	8,636,541
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	920	996,061
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.285(c)	04/15/31	EUR	9,993	10,727,226
Bosphorus CLO DAC, Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.651(c)	05/25/34	EUR	20,000	21,554,262
Capital Four CLO DAC, Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.735(c)	01/15/34	EUR	23,000	24,911,404
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.128(c)	08/15/30	EUR	9,500	10,288,454
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.469(c)	03/15/32	EUR	19,051	20,548,176
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.735(c)	01/15/34	EUR	15,000	16,232,378
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	11,400,611

Hayfin Emerald CLO DAC, Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.916(c)	11/17/32	EUR	18,485	20,005,975
Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.585(c)	04/25/34	EUR	5,000	5,406,623
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	31,010,742

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)

OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150%	01/20/32	EUR	787	$832,284
Providus CLO DAC, Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.335(c)	07/15/31	EUR	7,500	8,127,505
Rathlin Residential DAC, Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.604(c)	09/27/75	EUR	659	705,493
					195,700,511
Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2, Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.801(c)	11/25/60	EUR	345	358,071
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.850(c)	03/15/26	EUR	2,583	2,089,456
					2,447,528
United Kingdom 0.1%
NewDay Funding, Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	6.861(c)	03/15/32	GBP	2,600	3,362,234
United States 1.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.763(c)	08/25/32		116	114,767
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.314(c)	08/25/32		86	82,855

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class D, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	7.397(c)	12/26/31		867	872,475
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		1,483	1,495,363

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	6.064%(c)	05/25/33	344	$339,046
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,535	1,361,270
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	5.944(c)	01/25/34	366	352,692
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,238,911
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	07/25/59	300	300,106
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	514	519,947
Series 2020-02, Class R, 144A	31.355	02/25/28	370	384,933
Series 2021-01, Class E, 144A	2.365	09/25/28	2	2,403
Series 2021-01, Class F, 144A	4.280	09/25/28	600	598,331
Series 2021-01, Class R, 144A	28.348	09/25/28	1,835	2,064,115
Series 2021-02, Class F, 144A	4.393	12/26/28	600	596,133
Series 2021-03, Class F, 144A	3.694	02/26/29	600	590,282
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	608,035
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	606	568,463
Series 2019-A, Class R, 144A	0.000	10/25/48	1,529	378,882

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	1,043,217
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	267	264,621
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.364(c)	04/25/34	693	665,999
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	6.444(c)	02/25/33	53	53,150
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,267,693
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36	1,300	1,343,018
Series 2023-02A, Class D, 144A	7.520	09/15/36	3,700	3,846,746

RCKT Mortgage Trust, Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,766	1,771,812

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375%	05/15/32		477	$479,377
Series 2023-B, Class F, 144A	12.240	12/15/33		800	818,201

Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		1,300	1,296,149
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27		850	814,411
Series 2021-AA, Class R, 144A	0.000	08/15/28		6	290,725

Santander Drive Auto Receivables Trust, Series 2023-06, Class C	6.400	03/17/31		500	519,152
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.714(c)	11/29/24		2,088	2,089,866
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		730	730,855
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		558	562,906

Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.697(c)	01/17/31		1,008	1,008,116
					31,335,023

Total Asset-Backed Securities (cost $319,728,394)					293,235,747
Commercial Mortgage-Backed Securities 5.0%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1,476	1,020,291
United Kingdom 0.5%
Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.834(c)	05/17/31	GBP	546	699,330
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.984(c)	08/17/31	GBP	5,126	6,589,454
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.334(c)	08/17/31	GBP	4,636	5,926,826
					13,215,610

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States 4.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100%(cc)	05/15/35	1,000	$750,079
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	1,000	730,079

BANK, Series 2017-BNK05, Class A3	3.020	06/15/60	2,008	1,958,344
Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042	03/15/53	6,200	5,250,518
Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52	13,263	13,199,998
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	9,201	8,967,332
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.290(cc)	05/10/47	23,375	234
Series 2016-GC37, Class XB, IO	0.679(cc)	04/10/49	33,868	303,102
Series 2016-P04, Class XB, IO	1.311(cc)	07/10/49	9,100	195,670
Series 2017-P08, Class A2	3.109	09/15/50	1,767	1,730,826

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.208(c)	11/15/37	4,399	4,385,136
Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.203(cc)	08/10/47	50,000	500
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	39	38,554
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	436,941
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	8.110(c)	11/15/38	13,584	13,278,544
FHLMC Multifamily Structured Pass-Through Certificates,
Series K043, Class X1, IO	0.498(cc)	12/25/24	11,096	10,472
Series K049, Class X1, IO	0.542(cc)	07/25/25	36,133	133,113
Series K052, Class X1, IO	0.620(cc)	11/25/25	5,229	35,486
Series K053, Class X1, IO	0.865(cc)	12/25/25	42,785	389,485
Series K054, Class X1, IO	1.142(cc)	01/25/26	28,596	365,355
Series K058, Class X1, IO	0.904(cc)	08/25/26	38,230	568,296
Series K090, Class X1, IO	0.707(cc)	02/25/29	22,685	644,153
Series K111, Class X1, IO	1.569(cc)	05/25/30	29,152	2,139,781
Series K113, Class X1, IO	1.379(cc)	06/25/30	118,215	7,680,424
Series K114, Class X1, IO	1.115(cc)	06/25/30	75,011	4,018,612
Series K116, Class X1, IO	1.421(cc)	07/25/30	48,714	3,218,897
Series K121, Class X1, IO	1.020(cc)	10/25/30	125,495	6,180,950

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series KG03, Class X1, IO	1.373%(cc)	06/25/30	100,571	$6,321,792
Series Q001, Class XA, IO	2.100(cc)	02/25/32	5,356	368,218

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.679(c)	08/01/24	17,250	17,183,637
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.433(cc)	04/10/47	7,059	70
Series 2014-GC22, Class XB, IO	0.201(cc)	06/10/47	35,000	10,017
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	832
Series 2014-GC26, Class XB, IO	0.286(cc)	11/10/47	56,483	565

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.108	07/15/50	2,240	2,144,884
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	5,000	4,059,471
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	2,534,407
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	1,700	1,536,944
Series 2020-HR08, Class XB, IO	0.874(cc)	07/15/53	54,413	2,499,592

ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.543(c)	03/15/36	1,500	1,425,092
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.927(cc)	07/15/48	24,000	359,887
Series 2016-LC24, Class XB, IO	0.974(cc)	10/15/49	20,910	386,597
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	7.293(c)	05/15/31	1,800	1,747,742
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.843(c)	05/15/31	1,700	1,629,947
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.943(c)	05/15/31	2,200	2,061,264
				120,881,839

Total Commercial Mortgage-Backed Securities (cost $145,404,503)				135,117,740

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 44.1%
Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	9,284	$11,311,082
Gtd. Notes	6.625	01/16/34	GBP	7,100	8,892,420
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,000	2,570,354

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	201,996
					22,975,852
Bulgaria 0.5%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	13,000	12,627,152
Canada 0.7%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	51,765
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		1,509	1,529,749
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		275	286,250
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		428	427,097
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,122,800
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,158,688
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,552,474
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		1,340	1,131,684
Sr. Unsec’d. Notes	3.750	02/15/52		955	693,677

Hydro-Quebec, Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	5.925(c)	09/30/24(oo)		500	355,000
MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		130	131,625
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,486,875
Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	4.026(s)	04/11/31	CAD	10,000	5,629,130
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,492,331
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	483,938
					19,533,083

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China 0.6%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800%	10/27/30	CNH	55,000	$8,160,529
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		916	895,215
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	3,872,347
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,298,243
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	550,011
Gtd. Notes	3.400	05/01/30		725	668,160
					16,444,505
Denmark 0.2%
Danske Bank A/S,
Sr. Non-Preferred Notes, 144A	1.621(ff)	09/11/26		4,645	4,453,832
Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25		1,095	1,084,381
					5,538,213
France 1.8%
Agence Francaise de Developpement EPIC, Sr. Unsec’d. Notes	3.000	01/17/34	EUR	2,400	2,557,227
Banque Federative du Credit Mutuel SA, Sr. Preferred Notes, Series 19	0.999	10/15/25	JPY	200,000	1,338,759
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		16,087	14,322,005
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	234,040

BPCE SA, Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	1,960,860
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,157,574
Credit Agricole SA,
Sr. Non-Preferred Notes, 144A	6.316(ff)	10/03/29		1,980	2,066,872
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	240,210

Eutelsat SA, Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	4,175	4,719,666
Gestion Securite de Stocks Securite SA, Sr. Unsec’d. Notes, EMTN	2.875	09/07/32	EUR	1,100	1,151,293
Regie Autonome des Transports Parisiens EPIC, Sr. Unsec’d. Notes, EMTN	0.350	06/20/29	EUR	1,000	952,547
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,859,346

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889%(ff)	06/09/32		1,685	$1,414,866
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		4,915	4,186,312
Sr. Non-Preferred Notes, 144A, MTN	6.691(ff)	01/10/34		805	849,326
Sr. Non-Preferred Notes, EMTN	3.500	07/09/26	CNH	32,000	4,429,761
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,744,364
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	140,976
					49,326,004
Germany 0.9%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	550,365
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.129(ff)	11/24/26		3,760	3,601,626
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,331,582

Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	11,000	12,430,646
					23,914,219
Hong Kong 0.5%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,300	9,216,754
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150	07/11/28	CNH	13,000	1,790,428
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	552,159
Gtd. Notes, EMTN	3.200	08/14/27	CNH	5,000	691,935
					12,251,276
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,666,216
MVM Energetika Zrt, Sr. Unsec’d. Notes(a)	0.875	11/18/27	EUR	4,230	4,093,208
					7,759,424
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	3.795(c)	07/24/26	EUR	5,100	5,417,786

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.6%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	11,245	$11,738,722
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	5,700	5,599,504
					17,338,226
Indonesia 0.5%
Freeport Indonesia PT, Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		2,490	2,439,503
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	7,500	6,830,857
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	3,536	3,776,609
					13,046,969
Israel 0.6%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	502,500
Sr. Sec’d. Notes	7.875	12/15/26		5,889	6,049,534
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,461,810
Sr. Sec’d. Notes, EMTN(a)	7.750	12/15/27		8,650	9,071,688
					17,085,532
Italy 0.6%
Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.875	04/30/29		4,200	4,334,972
Sr. Unsec’d. Notes, EMTN	4.750	10/18/30	EUR	1,500	1,718,578

Ferrovie dello Stato Italiane SpA, Sr. Unsec’d. Notes, EMTN	3.750	04/14/27	EUR	700	765,034
Intesa Sanpaolo SpA,
Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54		1,140	1,229,140
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,237,618

UniCredit SpA, Sr. Preferred Notes, 144A	1.982(ff)	06/03/27		8,485	8,006,626
					17,291,968

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 0.3%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $38; purchased 11/14/23)^(f)	0.000%	12/31/30		385	$—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $4,419; purchased 11/14/23)^(f)	0.000	12/31/30		2	929
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $24; purchased 11/14/23)^(f)	0.000	12/31/30		237	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $7,620,925; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		8,209	8,147,568
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500% (original cost $856,250; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		1,305	1,039,599
					9,188,096
Japan 0.1%
Nomura International Funding Pte Ltd., Gtd. Notes, EMTN	3.130	01/07/31	CNH	10,000	1,386,114
Luxembourg 0.7%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	1,700	1,728,621
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	9,546,069
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,269,504

P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	1,900	1,864,475
SELP Finance Sarl, Gtd. Notes, EMTN	3.750	08/10/27	EUR	2,500	2,712,483
					18,121,152
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,214,492
Mexico 1.8%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		10,590	9,424,147

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875%	04/30/28		389	$366,026
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,639,001
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	800	762,986
Gtd. Notes	5.350	02/12/28		50	44,071
Gtd. Notes	5.950	01/28/31		1,000	821,950
Gtd. Notes	6.500	03/13/27		178	171,387
Gtd. Notes	6.700	02/16/32		100	84,989
Gtd. Notes	6.840	01/23/30		4,147	3,706,962
Gtd. Notes	9.500	09/15/27		6,379	6,410,002
Gtd. Notes	10.000	02/07/33		1,045	1,047,999
Gtd. Notes, EMTN	2.750	04/21/27	EUR	3,700	3,588,876
Gtd. Notes, EMTN	4.875	02/21/28	EUR	21,000	20,965,888
Gtd. Notes, EMTN	6.750	09/21/47		28	18,961
					50,053,245
Netherlands 0.4%
ABN AMRO Bank NV,
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		5,800	5,877,221
Sub. Notes, 144A, MTN	4.750	07/28/25		500	495,317
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	246,707
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	2,882	1,819,078

OCI NV, Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	2,925	3,131,235
					11,569,558
Norway 0.1%
Equinor ASA, Gtd. Notes	6.800	01/15/28		2,140	2,281,601
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		84	83,739
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	3.002(s)	06/02/25		325	311,070
					394,809

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Philippines 0.3%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600%	06/15/27		3,560	$3,811,158
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	9.625	05/15/28		4,320	4,959,014
					8,770,172
Poland 0.4%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	4,760	4,819,907
Gov’t. Gtd. Notes, EMTN	0.500	07/08/31	EUR	500	437,126
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	4,930,824
Gov’t. Gtd. Notes, EMTN	3.000	05/30/29	EUR	300	319,224
Gov’t. Gtd. Notes, EMTN	4.000	03/13/32	EUR	700	769,886
					11,276,967
Qatar 0.3%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.150	02/04/26	CNH	20,500	2,836,226
Gtd. Notes, EMTN	3.500	03/09/26	CNH	41,660	5,802,460
Gtd. Notes, EMTN	3.800	06/17/25	CNH	1,010	140,712
Gtd. Notes, EMTN	3.950	11/17/27	CNH	1,300	183,994
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	162,073
					9,125,465
Russia 0.4%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	2,462,119
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	3,138,525
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	860,100
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,203,930
					10,664,674
Singapore 0.1%
DBS Group Holdings Ltd., Sub. Notes, EMTN	3.700	03/03/31	CNH	8,780	1,227,904

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Slovenia 0.5%
United Group BV,
Sr. Sec’d. Notes	3.625%	02/15/28	EUR	5,275	$5,504,491
Sr. Sec’d. Notes	4.000	11/15/27	EUR	200	211,325
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	106,266
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	6,500	6,947,396
					12,769,478
South Africa 0.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,331,438
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,835,000
					13,166,438
South Korea 0.8%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,641,148
Sr. Unsec’d. Notes, EMTN	3.000	07/31/26	CNH	6,000	833,987
Sr. Unsec’d. Notes, EMTN	3.050	06/26/26	CNH	5,000	695,559
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	915,784
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	6,819,268
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,082,264
					20,988,010
Spain 0.7%
Adif Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	5,000	5,422,509
Banco Santander SA,
Sr. Preferred Notes(a)	3.306	06/27/29		1,600	1,493,201
Sub. Notes	2.749	12/03/30		600	513,143

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	11,199,383
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,126	563,196
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	185	198,426

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)
Codere Finance 2 Luxembourg SA, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625%	11/30/27(d)		453	$3,397
Sr. Unsec’d. Notes, 144A	13.000	06/30/25	EUR	77	82,761
					19,476,016
Supranational Bank 0.5%
African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	259,688
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	1,983,600
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	866,672
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	608,118

Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	31,756
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	67,107
Sr. Unsec’d. Notes, SOFR + 0.262% (Cap 2.330%, Floor 0.000%)	2.330(c)	05/31/26		4	3,785
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,037,204
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,583,743
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	241,042
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,304,494
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,166,313
					13,153,522
Switzerland 1.3%
UBS AG, Sr. Unsec’d. Notes, EMTN	3.550	05/27/31	CNH	95,000	13,066,955
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	6,061,650
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	12,185,926
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,386,136
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	864,341
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	2,015,793
					35,580,801

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates 0.7%
ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160%	04/29/29	IDR	3,000,000	$186,441
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,459,513
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	900	942,369
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	5,440	6,547,563
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	3.670	07/13/28	CNH	7,000	984,928
Sr. Unsec’d. Notes, EMTN	4.050	09/24/25	CNH	2,400	335,112
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,168	1,415,568
Sr. Unsec’d. Notes, EMTN	3.150	01/29/26	CNH	55,290	7,642,622
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	301,844
					19,815,960
United Kingdom 1.5%
Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,457,232
Sr. Unsec’d. Notes, EMTN	3.600	04/30/27	CNH	12,000	1,680,262
Barclays PLC,
Sr. Unsec’d. Notes, EMTN	0.654(ff)	06/09/27	JPY	200,000	1,308,715
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	650,794

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	2,350	2,974,382
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	7,886,706
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,108,386
Sr. Unsec’d. Notes, EMTN	3.150	03/06/26	CNH	35,000	4,859,117
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,853,860
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,284,798
Sr. Unsec’d. Notes, EMTN	3.400	06/29/27	CNH	1,000	139,467

Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		2,800	1,866,284
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		2,250	2,222,025
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes(a)	0.875	01/31/28	EUR	3,200	2,364,898
Sr. Sec’d. Notes, EMTN	4.375	01/18/31	EUR	2,950	2,326,635
					41,983,561

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States 23.8%
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500%	12/17/29	JPY	100,000	$637,662
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	588,606
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	531,635
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	700,000	4,578,353

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		1,460	1,329,890
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	2,973,228
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	1,342	1,394,444
American Medical Systems Europe BV, Gtd. Notes	3.375	03/08/29	EUR	5,400	5,871,722
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		1,425	1,370,779
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		579	712,667
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,873,559

Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		1,600	1,380,313
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		5,782	5,808,354
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	79,395
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	7,257,129
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,277,565
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	100,490
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,159,914
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	6,016,465
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		19,350	17,475,356
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	701,684

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		400	290,510
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	1,424,500
Gtd. Notes, 144A	5.000	02/15/29		175	88,375
Gtd. Notes, 144A	5.250	01/30/30		5,500	2,777,500
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,010,000
Gtd. Notes, 144A	6.250	02/15/29		400	210,000

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	7.000%	01/15/28		375	$210,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28		375	288,788
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,361,596
Gtd. Notes	7.250	10/15/29		1,600	1,620,385

Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	4,100	4,522,244
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	2,240,000	14,310,156
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	598,218
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,687,590
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/35		480	380,858
Sr. Unsec’d. Notes	5.805	05/01/50		3,760	3,501,916

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		3,000	2,951,250
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,582,188
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	2,753,810

Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,979,775
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29		525	487,777
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		10,019	8,374,659
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,616,150
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	4,842,562

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28		2,475	2,675,892
Carrier Global Corp.,
Sr. Unsec’d. Notes	4.375	05/29/25	EUR	3,900	4,246,582
Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,461,476

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.250	02/01/31		723	615,451
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		7,675	7,270,898
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		675	599,465

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800%	04/01/31		3,625	$3,039,183
Sr. Sec’d. Notes	3.900	06/01/52		695	449,616
Sr. Sec’d. Notes	6.384	10/23/35		17	17,005
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $650,000; purchased 02/02/21)(f)	5.500	02/01/26		650	646,630
Gtd. Notes, 144A (original cost $600,000; purchased 02/02/21)(f)	5.875	02/01/29		600	596,800

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	667,483
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	755,544
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		19,245	18,254,649
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,396,969
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,627,930
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,604
Sub. Notes	5.827(ff)	02/13/35		755	763,336
Sub. Notes	6.174(ff)	05/25/34		495	512,690

Civitas Resources, Inc., Gtd. Notes, 144A	5.000	10/15/26		1,755	1,719,189
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,133,179
Comerica, Inc., Sr. Unsec’d. Notes(a)	5.982(ff)	01/30/30		2,792	2,797,085
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		3,200	2,788,438
Sr. Unsec’d. Notes(a)	5.375	11/15/27		1,800	1,770,995
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	973,455
Gtd. Notes, 144A	4.625	06/01/30		1,125	1,030,690

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $3,451,125; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)		3,740	74,800
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		575	241,130
Gtd. Notes	7.375	07/01/28		475	219,675
Gtd. Notes	7.750	07/01/26		4,950	3,182,039

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27		1,300	$1,299,914
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		166	166,015
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		88	119,886
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,774,335
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	5,017,069
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,026,709
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,328,660
Sr. Unsec’d. Notes	6.050	12/01/26		6,665	6,833,565

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,781,206
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43		4,255	3,464,074
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	197,034
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	324,042
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	6,050	6,578,705
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,216,743

General Mills, Inc., Sr. Unsec’d. Notes	3.650	10/23/30	EUR	8,200	8,999,614
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,350	2,217,065
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U(a)	3.650(ff)	08/10/26(oo)		11,370	10,544,822
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,032,127
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,488,740
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,305,798
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	133,018
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	667,461
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,254,417
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	65,661
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.807(c)	06/30/25	EUR	2,227	2,364,763
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.888(c)	08/12/25	EUR	3,216	3,437,010
Sr. Unsec’d. Notes, EMTN, EUAMDB20 + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,681,813

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap N/A, Floor 0.000%)	5.609%(c)	11/30/24		40	$39,900

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $19,079,706; purchased 05/18/21)^(f)	7.719(c)	05/31/25(d)		19,080	16,408,547
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,255,882
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,322,996

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,000	1,080,955
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,691,393
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,395,752

Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	5.714(c)	09/15/30		700	699,588
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	5,420,786
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29		1,505	1,563,919
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	4.125	04/15/26		4,000	3,918,080
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.125	02/01/28		1,373	1,372,695
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,624,378
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	23,358,005
Sr. Unsec’d. Notes	5.012(ff)	01/23/30		8,300	8,365,970

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	4,203,126
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330	08/31/26	CNH	14,000	1,950,211
Gtd. Notes, EMTN	3.500	07/27/28	CNH	38,000	5,337,505

KB Home, Gtd. Notes	6.875	06/15/27		1,650	1,700,366
Kimco Realty OP LLC, Gtd. Notes	2.250	12/01/31		4,160	3,428,976
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	13,390

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30		75	$68,442
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,486,452

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	72,514
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		200	141,003
Sr. Sec’d. Notes, 144A	10.500	04/15/29		4,042	4,176,602
Sr. Sec’d. Notes, 144A	10.500	05/15/30		900	926,873
Sr. Sec’d. Notes, 144A	11.000	11/15/29		5,077	5,373,710

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50		90	66,811
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,710,505
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		4,275	3,989,745
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		225	217,553
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	407,278
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,533,339

Medtronic, Inc., Gtd. Notes	3.650	10/15/29	EUR	11,300	12,519,996
MetLife, Inc., Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,887,287
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,150,394
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	10,153,020
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		5,575	5,642,181
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		22,400	14,476,000
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	139,136
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	262,702
Sr. Unsec’d. Notes, EMTN	3.955(ff)	03/21/35	EUR	5,600	6,149,014
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	103,394
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,069,244
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,659,906
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,665,521
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,378,131
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,070,142
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	5,000	695,025
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	280,664

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

MPLX LP, Sr. Unsec’d. Notes	4.000%	03/15/28		515	$500,455
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	209,591
Gtd. Notes, 144A	5.500	08/15/28		2,265	2,199,207
Gtd. Notes, 144A	6.000	01/15/27		735	729,344

NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	720,251
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	37,575
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		1,500	1,312,424
ONEOK, Inc.,
Gtd. Notes	5.650	11/01/28		1,510	1,557,118
Gtd. Notes	6.050	09/01/33		5,600	5,892,110
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	751,581
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		1,725	1,584,772

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		725	681,677
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		1,942	1,835,706
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,825	1,882,551
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		400	405,673
Procter & Gamble Co. (The), Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%	5.301(c)	12/15/54		587	584,048
Prologis LP, Sr. Unsec’d. Notes	3.500	02/06/27	CNH	26,000	3,600,591
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	300,000	1,674,379
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,550,000
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	9,250,133
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,174,425
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		480	436,649
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	5,052,891

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		685	682,847

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846%	08/15/33		10	$9,501
Southwestern Energy Co., Gtd. Notes	5.375	02/01/29		2,000	1,960,259
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		1,985	2,418,787
Sprint LLC, Gtd. Notes	7.625	02/15/25		300	301,745
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,075	2,001,352
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,610,279
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,725,355
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		175	170,929
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		1,825	1,722,193
Sr. Sec’d. Notes	4.375	01/15/30		675	633,811
Sr. Sec’d. Notes	4.625	06/15/28		275	264,840
Sr. Sec’d. Notes	5.125	11/01/27		455	447,256

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,375	2,155,201
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	459,750
Time Warner Cable Enterprises LLC, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,335,637
Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		85	68,109
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30		3,280	3,328,392
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		780	804,966
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		2,345	2,525,759

U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	16,422,800
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,655,580
Sr. Sec’d. Notes, 144A(a)	4.625	04/15/29		950	898,167
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	220,834
Gtd. Notes	3.875	02/15/31		391	353,258
Gtd. Notes(a)	4.875	01/15/28		3,115	3,048,606

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625%	06/01/27		3,335	$3,318,613
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,561,078
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,568,950
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	903,762
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	560,855
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,944,269
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,324,319
Gtd. Notes	4.000	06/22/50		3,240	2,266,049

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,908,809
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,664,098
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,850,421

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		3,520	3,448,295
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		4,355	3,435,407
Gtd. Notes	5.141	03/15/52		2,770	2,060,052
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,687,731
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	932,148
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,984,488
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30		6,615	6,695,879

Welltower OP LLC, Gtd. Notes	2.800	06/01/31		5,060	4,427,138
WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	9,280,534
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		820	854,529
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32		735	759,419
					648,759,372

Total Corporate Bonds (cost $1,320,562,492)					1,203,517,616

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 0.9%
Jamaica 0.0%
Digicel International Finance, Ltd., Initial Term Loan, 3 Month SOFR + 6.750%	12.002%(c)	05/29/27		443	$428,163
United Kingdom 0.8%
CD&R Dock Bidco Ltd., Term Facility B2, SONIA + 5.500%	10.703(c)	04/25/31	GBP	375	483,286
CD&R Firefly Bidco Ltd., Term Loan, SONIA + 5.750%	10.950(c)	06/21/28	GBP	2,200	2,829,220
EG Finco Ltd., Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.722(c)	04/30/27	EUR	16,813	16,849,375
Zegona Holdco Limited, Term Loan	—(p)	07/17/29		2,325	2,503,336
					22,665,217
United States 0.1%
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		648	855,270
First Lien Term Loan, 1 Month SOFR + 10.100%	15.443(c)	05/25/26		110	100,065
Second Lien Term Loan	8.175	08/24/26		7,155	135,939
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.910(c)	04/15/29		194	192,636
Term B-2, 1 Month SOFR + 6.560%	11.910(c)	04/15/30		196	192,942
					1,476,852

Total Floating Rate and Other Loans (cost $29,695,752)					24,570,232
Municipal Bonds 0.3%
Louisiana 0.2%
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B	12.000	12/01/34		4,900	4,981,860

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.1%
Commonwealth of Puerto Rico,
General Obligation, Series A	0.000%(cc)	11/01/51	1,692	$1,060,565
General Obligation, Sub-Series C	0.000(cc)	11/01/43	5,415	3,332,542
				4,393,107

Total Municipal Bonds (cost $9,078,439)				9,374,967
Residential Mortgage-Backed Securities 2.9%
United States
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.351(c)	07/01/26	2,198	2,199,503
Bellemeade Re Ltd., Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.747(c)	09/25/31	1,058	1,059,952
CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	1,000	967,419
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.447(c)	10/25/41	1,000	1,030,244
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.897(c)	10/25/41	220	221,633
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.497(c)	12/25/41	340	351,772
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.247(c)	12/25/41	100	101,313
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.447(c)	03/25/42	1,200	1,247,209
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.047(c)	07/25/43	170	177,584
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.847(c)	10/25/43	380	392,163

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	7.036%(c)	07/25/44	250	$250,310

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	3.439(cc)	03/25/59	1,778	1,778,588
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.047(c)	10/25/33	904	905,092
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.797(c)	04/25/34	3,500	3,572,338
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.347(c)	09/26/33	700	704,216
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	8.647(c)	11/25/41	260	269,162
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.347(c)	11/25/41	1,440	1,449,000

Fannie Mae REMIC, Series 2012-107, Class GI, IO	3.500	09/25/27	794	16,952
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.347(c)	12/25/50	400	430,605
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.712(c)	09/25/50	1,041	1,171,921
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.347(c)	11/25/50	595	668,631
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.747(c)	08/25/33	600	671,064
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.847(c)	10/25/33	300	337,526

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.397%(c)	01/25/34	2,430	$2,612,200
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.997(c)	01/25/34	899	904,879
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.747(c)	10/25/41	320	331,777
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.847(c)	10/25/41	100	100,565
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.147(c)	11/25/41	830	837,732
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.347(c)	08/25/33	7,600	8,358,954
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.497(c)	12/25/33	500	556,171
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.697(c)	09/25/41	150	154,579
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.447(c)	09/25/41	3,350	3,378,811
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.697(c)	12/25/41	2,350	2,377,862
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.197(c)	01/25/42	300	304,323
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.847(c)	01/25/42	100	102,050
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.747(c)	02/25/42	700	719,228

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.697%(c)	05/25/42	300	$315,234

Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43	3,932	662,373
GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	9,423	9,208,501
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.112(c)	05/25/29	378	378,117
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.147(c)	01/25/34	4,178	4,218,879

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39	1,500	1,499,989
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.214(c)	01/25/48	413	403,856
Oaktown Re VI Ltd., Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.397(c)	10/25/33	331	331,931
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.947(c)	04/25/34	636	636,734
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.247(c)	04/25/34	700	712,746
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.212(c)	05/30/25	1,453	1,455,042
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.847(c)	05/25/33	5,771	5,802,207
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.699(c)	03/29/27	5,321	5,333,118

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.047(c)	11/25/31	5,100	5,207,080

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

RCKT Mortgage Trust, Series 2024-CES05, Class A1A, 144A	5.846%	08/25/44		750	$753,606

Total Residential Mortgage-Backed Securities (cost $75,467,803)					77,632,741
Sovereign Bonds 28.8%
Andorra 0.0%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	700	713,759
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	374,371
					1,088,130
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	493,254	518,592
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	1,637,456	1,288,766
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	70,829	55,555
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	1,812	1,421
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	61,640	64,806
					1,929,140
Austria 0.1%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	276	200,051
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,213	1,785,563
					1,985,614
Brazil 0.6%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		16,729	16,551,536
Brazilian Government International Bond, Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	517,283
					17,068,819
Bulgaria 0.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	8,295,867

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Canada 0.4%
Canadian Government Bond, Bonds(k)	4.000%	06/01/41	CAD	650	$515,913
City of Toronto, Unsec’d. Notes	3.250	06/24/46	CAD	3,000	1,800,652
Province of Alberta, Unsec’d. Notes	3.050	12/01/48	CAD	3,500	2,075,367
Province of British Columbia, Unsec’d. Notes	2.800	06/18/48	CAD	3,000	1,698,888
Province of Manitoba, Unsec’d. Notes	3.200	03/05/50	CAD	3,000	1,792,151
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	3,000	1,903,908
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	3,500	2,175,671
					11,962,550
Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	505,000	495,246
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,878,391
					2,373,637
China 2.0%
China Government Bond,
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	561,412
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	285,949
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,729,049
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,455,526
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	55,500	8,777,717
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	11,969,260
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	10,025,148
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,419,012
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	8,261,774
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	3,877,731

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	577,241
					55,939,819

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 2.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	8.000%	04/20/33		1,600	$1,678,400
Sr. Unsec’d. Notes	8.375	02/15/27		3,269	3,463,963
Sr. Unsec’d. Notes	9.850	06/28/27	COP	17,662,000	4,222,329
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,151,360
Sr. Unsec’d. Notes, EMTN(a)	3.875	03/22/26	EUR	47,879	51,451,219
					61,967,271
Cyprus 0.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	5,920,371
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,658,656
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	10,657,665
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,764,088
					21,000,780
Czech Republic 0.2%
Czech Republic Government Bond, Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,232,345
Denmark 0.1%
Denmark Government Bond,
Bonds	0.250	11/15/52	DKK	5,000	402,023
Bonds	0.500	11/15/27	DKK	12,110	1,658,287
Bonds	0.500	11/15/29	DKK	4,300	570,641
Bonds	1.750	11/15/25	DKK	3,520	504,513
Bonds	4.500	11/15/39	DKK	1,800	327,023
					3,462,487
Egypt 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	723,484
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	4,140,790
					4,864,274
Finland 0.0%
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,124,185

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
France 1.2%
Agence France Locale, Gtd. Notes, EMTN	3.125%	03/20/34	EUR	2,300	$2,462,787
Bpifrance SACA, Gtd. Notes, EMTN	0.625	07/22/31	EUR	4,500	4,148,193
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	21,471,431
French Republic Government Bond OAT, Bonds, Series 51Y, 144A(k)	0.500	05/25/72	EUR	100	40,341
SFIL SA, Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	4,000	4,288,293
					32,411,045
Germany 0.0%
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	24,438
Greece 3.1%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	29	29,758
Bonds	4.300	02/24/26	EUR	52	56,678
Bonds	4.300	02/24/27	EUR	99	108,761
Bonds	4.300	02/24/28	EUR	64	68,522
Bonds	4.300	02/24/29	EUR	194	205,359
Bonds	4.300	02/24/30	EUR	201	212,100
Bonds	4.300	02/24/31	EUR	109	114,405
Bonds	4.300	02/24/32	EUR	158	165,375
Bonds	4.300	02/24/33	EUR	46	47,281
Bonds	4.300	02/24/34	EUR	95	103,945
Bonds	4.300	02/24/35	EUR	199	209,335
Bonds	4.300	02/24/36	EUR	131	136,585
Bonds	4.300	02/24/37	EUR	107	114,941
Bonds	4.300	02/24/38	EUR	128	135,750
Bonds	4.300	02/24/39	EUR	319	329,548
Bonds	4.300	02/24/40	EUR	296	303,798
Bonds	4.300	02/24/41	EUR	247	252,288
Bonds	4.300	02/24/42	EUR	653	708,014
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	56,118,943
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,602,238

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	10,198	$12,033,107
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,436,695
					83,493,426
Hong Kong 0.1%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	22,000	3,165,566
Hungary 0.4%
Hungary Government Bond, Bonds, Series 27/A	3.000	10/27/27	HUF	800,000	2,010,807
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	3,763,876
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,109,023

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000	05/16/29	EUR	3,600	4,135,944
					11,019,650
India 0.3%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	50,000	6,988,013
Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	10,387,774
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	8,118,228
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	8,849,328
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,769,884
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	15,175,244
					45,300,458
Israel 0.2%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	4,767,146
State of Israel, Sr. Unsec’d. Notes, EMTN(a)	6.250	11/21/27		1,500	1,532,344
					6,299,490

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy 2.3%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160%	06/17/26	EUR	628	$660,727
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10Y	3.850	07/01/34	EUR	500	551,160
Sr. Unsec’d. Notes, Series 10Y	4.200	03/01/34	EUR	250	284,005
Sr. Unsec’d. Notes, Series 26Y, 144A	3.350	03/01/35	EUR	1,235	1,299,764
Sr. Unsec’d. Notes, Series VALR	4.100(cc)	10/10/28	EUR	1,000	1,120,778

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,131	6,064,355
Region of Umbria, Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	4.074(c)	03/26/31	EUR	763	828,042
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	4,749,952
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		3,300	2,998,348
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1	1,447
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,788,809
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,545,322
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	21,153,782
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,461,553
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		8,051	8,177,617
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.787(c)	05/11/26	EUR	3,000	3,197,258
					63,882,919
Japan 0.1%
Japan Government Twenty Year Bond, Bonds, Series 159 (k)	0.600	12/20/36	JPY	350,000	2,147,363
Malta 0.1%
Malta Government Bond,
Bonds	1.200	05/13/37	EUR	1,000	768,521
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,249,994
					3,018,515

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 0.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125%	01/17/30	EUR	10,100	$9,345,770
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,037,148
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,276,578
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	757,287
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	326,563
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,691,199
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	988,327
					21,422,872
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	805,600
New Zealand 0.1%
New Zealand Government Bond, Unsec’d. Notes, Series 0528	0.250	05/15/28	NZD	8,000	4,134,707
Norway 0.1%
Norway Government Bond, Sr. Unsec’d. Notes, Series 479, 144A	1.750	02/17/27	NOK	22,000	1,930,017
Panama 0.6%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.875	01/31/36		300	299,550
Sr. Unsec’d. Notes	8.125	04/28/34		14,336	15,241,748
					15,541,298
Peru 0.5%
Peru Government Bond, Bonds	5.940	02/12/29	PEN	6,000	1,627,339
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,038,554
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	10,156,354
					12,822,247
Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,122,220

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines (cont’d.)
Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.200%	04/28/33	EUR	1,350	$1,196,224
Sr. Unsec’d. Notes(a)	1.750	04/28/41	EUR	1,085	848,756
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	4,020,559
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,248,423
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,767,915
					27,204,097
Poland 0.2%
Republic of Poland Government Bond,
Bonds, Series 0426	5.048(s)	04/25/26	PLN	1,000	231,160
Bonds, Series 0428	2.750	04/25/28	PLN	1,000	232,715
Bonds, Series 0429	5.750	04/25/29	PLN	1,000	257,531
Bonds, Series 0432	1.750	04/25/32	PLN	1,000	196,632
Bonds, Series 0527	3.750	05/25/27	PLN	1,000	243,852
Bonds, Series 0726	2.500	07/25/26	PLN	1,000	240,866
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	234,933
Bonds, Series 0728	7.500	07/25/28	PLN	5,000	1,366,195
Bonds, Series 0729	4.750	07/25/29	PLN	1,000	245,825
Bonds, Series 1025	5.022(s)	10/25/25	PLN	1,000	238,836
Bonds, Series 1026	0.250	10/25/26	PLN	1,000	227,532
Bonds, Series 1029	2.750	10/25/29	PLN	1,000	225,057
Bonds, Series 1030	1.250	10/25/30	PLN	1,000	199,976
Bonds, Series 1033	6.000	10/25/33	PLN	1,000	264,040
Bonds, Series 1034	5.000	10/25/34	PLN	1,000	244,173

Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	740,205
					5,389,528
Portugal 0.1%
Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491	10/01/27	EUR	400	394,649
Sr. Unsec’d. Notes	1.006	06/15/29	EUR	300	291,824
Sr. Unsec’d. Notes	1.095	09/27/36	EUR	500	398,592

Regiao Autonoma Madeira, Sr. Unsec’d. Notes	1.141	12/04/34	EUR	1,000	836,587
					1,921,652

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 0.8%
Romania Government Bond,
Bonds, Series 04Y	3.500%	11/25/25	RON	500	$105,625
Bonds, Series 04Y	7.200	10/28/26	RON	500	111,066
Bonds, Series 04Y	7.200	05/31/27	RON	500	111,450
Bonds, Series 05Y	3.250	06/24/26	RON	500	103,607
Bonds, Series 05Y	4.250	04/28/36	RON	500	87,188
Bonds, Series 05Y	6.300	04/25/29	RON	500	107,766
Bonds, Series 06Y	8.750	10/30/28	RON	500	118,263
Bonds, Series 07Y	2.500	10/25/27	RON	500	97,361
Bonds, Series 07Y	4.850	04/22/26	RON	500	106,805
Bonds, Series 07Y	8.000	04/29/30	RON	500	115,995
Bonds, Series 08Y	4.150	01/26/28	RON	500	101,942
Bonds, Series 08Y	4.850	07/25/29	RON	500	101,608
Bonds, Series 08Y	7.350	04/28/31	RON	500	112,669
Bonds, Series 10Y	4.150	10/24/30	RON	500	95,711
Bonds, Series 10Y	5.000	02/12/29	RON	500	103,110
Bonds, Series 10Y	6.700	02/25/32	RON	500	108,865
Bonds, Series 10Y	7.200	10/30/33	RON	500	111,840
Bonds, Series 10Y	8.250	09/29/32	RON	500	119,550
Bonds, Series 11Y	7.100	07/31/34	RON	500	110,925
Bonds, Series 15Y	3.650	09/24/31	RON	500	90,605
Bonds, Series 15Y	4.750	10/11/34	RON	500	93,145
Bonds, Series 15Y	5.800	07/26/27	RON	500	107,693
Bonds, Series 15Y	7.900	02/24/38	RON	500	119,509
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,974,272
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,767,314
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,044,707
Sr. Unsec’d. Notes, EMTN(a)	3.375	02/08/38	EUR	2,138	1,799,019
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	925,324
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	930,064
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,696,361
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	722,772
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,181,166
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,135,785
					20,619,082
Saudi Arabia 0.5%
Saudi Government International Bond, Sr. Unsec’d. Notes (a)	2.000	07/09/39	EUR	16,656	13,626,496

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 1.1%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	6,000	$5,574,264
Sr. Unsec’d. Notes	2.125	12/01/30		9,015	7,338,773
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	16,302,793
					29,215,830
Slovakia 0.1%
Slovakia Government Bond, Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,689,063
Slovenia 0.1%
Slovenia Government Bond, Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	90,010
Slovenia Government International Bond, Bonds	5.000	09/19/33		3,200	3,234,688
					3,324,698
South Africa 0.1%
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	3.750	07/24/26	EUR	2,200	2,327,379
South Korea 0.0%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700	12/02/24	IDR	40,000	2,453
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	614,348
					616,801
Spain 2.2%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	680,324
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,177,705
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,853,245
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,765,979
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,432,433
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	1,946,073
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	7,225	6,885,925

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	3.450%	07/30/66	EUR	4,200	$4,230,118
Spain Government Bond Coupon Strips,
Bonds	0.320(s)	01/31/33	EUR	2,100	1,769,006
Bonds	0.449(s)	07/30/29	EUR	438	412,651
Bonds	0.958(s)	01/31/35	EUR	168	129,004
Bonds	1.027(s)	01/31/36	EUR	168	123,615
Bonds	1.078(s)	01/31/37	EUR	168	119,242
Bonds	1.296(s)	07/30/41	EUR	436	255,621
Bonds, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,384,213
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	629,136
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	603,936
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	581,645
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	174,164
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	158,773
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	156,115
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	150,853
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	145,513
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	140,873
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	136,200
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	131,004
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	125,633
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	120,293
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	118,465
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	112,785
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	97,840
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	93,238
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	93,607
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	88,896
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	88,351
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	80,470
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	78,942
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	74,141
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	68,650
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	65,459
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	61,405
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	61,115
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	60,918

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)

Spain Government Bond Principal Strips, Bonds	0.794%(s)	07/30/41	EUR	1,700	$991,596
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	21,255,618
					60,910,788
Sweden 0.1%
Svensk Exportkredit AB,
Sr. Preferred Notes, EMTN	3.375	08/30/30	EUR	1,700	1,891,012
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	60,464
Sr. Unsec’d. Notes, EMTN	10.550(s)	03/30/32	MXN	43,890	1,067,179
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	56,793

Sweden Government Bond, Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,094,993
					4,170,441
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	452,255
United Arab Emirates 0.1%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	3,600	3,881,490
United Kingdom 2.3%
HM Treasury UK Sovereign Sukuk PLC, Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	596,240
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	867,797
United Kingdom Gilt,
Bonds(k)	0.875	01/31/46	GBP	100	65,215
Bonds(k)	1.125	01/31/39	GBP	100	85,233
Bonds(k)	1.250	10/22/41	GBP	100	80,469
Bonds(k)	1.250	07/31/51	GBP	100	63,825
Bonds(k)	1.500	07/22/47	GBP	100	73,725
Bonds(k)	1.625	10/22/71	GBP	100	60,013
Bonds(k)	1.750	01/22/49	GBP	100	76,475
Bonds(k)	1.750	07/22/57	GBP	100	69,147
Bonds(k)	2.500	07/22/65	GBP	100	82,297
Bonds(k)	3.250	01/22/44	GBP	100	108,461

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds	3.500%	07/22/68	GBP	100	$106,109
Bonds(k)	3.750	07/22/52	GBP	100	112,986
Bonds	4.000	01/22/60	GBP	100	117,580
Bonds(k)	4.250	03/07/36	GBP	300	391,284
Bonds(k)	4.250	09/07/39	GBP	180	230,221
Bonds(k)	4.250	12/07/40	GBP	100	126,948
Bonds(k)	4.250	12/07/46	GBP	4,475	5,543,778
Bonds(k)	4.250	12/07/49	GBP	100	123,275
Bonds	4.250	12/07/55	GBP	100	122,816
Bonds(k)	4.500	06/07/28	GBP	40,700	53,370,416
Bonds(k)	4.500	12/07/42	GBP	100	129,811
Bonds(k)	4.750	12/07/38	GBP	100	135,558
					62,739,679
Uruguay 0.0%
Uruguay Government International Bond, Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	581,005
Vietnam 1.3%
Vietnam Government International Bond, Sec’d. Notes, Series 30Y	5.500(cc)	03/12/28		36,780	34,943,064

Total Sovereign Bonds (cost $921,501,736)					785,315,890
U.S. Government Agency Obligations 0.7%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	15,000	20,025,077
Sri Lanka Government AID Bond U.S. Gov’t. Gtd. Notes, Series 1, 3 Month LIBOR + 0.300%^	5.861(c)	11/01/24		250	249,125

Total U.S. Government Agency Obligations (cost $24,704,235)					20,274,202
U.S. Treasury Obligations 1.4%
U.S. Treasury Bonds(k)	1.125	08/15/40		160	101,275
U.S. Treasury Bonds	1.250	05/15/50		1,000	513,594
U.S. Treasury Bonds	1.375	08/15/50		1,000	529,375
U.S. Treasury Bonds	1.625	11/15/50		1,000	566,250
U.S. Treasury Bonds	1.875	02/15/51		1,000	603,906
U.S. Treasury Bonds	1.875	11/15/51		1,000	600,156

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	2.000%	02/15/50	1,000	$627,813
U.S. Treasury Bonds	2.000	08/15/51	1,000	620,313
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	545	408,069
U.S. Treasury Bonds	2.250	08/15/49	1,000	668,125
U.S. Treasury Bonds	2.250	02/15/52	1,000	658,906
U.S. Treasury Bonds	2.375	11/15/49	1,000	685,938
U.S. Treasury Bonds	2.375	05/15/51	1,000	680,156
U.S. Treasury Bonds	2.875	05/15/49	3,000	2,287,500
U.S. Treasury Bonds	2.875	05/15/52	1,000	757,187
U.S. Treasury Bonds(h)	3.000	02/15/49	3,000	2,344,687
U.S. Treasury Bonds	3.000	08/15/52	1,000	777,187
U.S. Treasury Bonds	3.625	02/15/53	1,000	878,437
U.S. Treasury Bonds	3.625	05/15/53	1,000	878,750
U.S. Treasury Bonds	4.000	11/15/52	1,000	940,625
U.S. Treasury Bonds	4.125	08/15/53	1,000	961,719
U.S. Treasury Bonds	4.250	02/15/54	1,000	983,594
U.S. Treasury Bonds(h)	4.750	11/15/53	3,260	3,480,050
U.S. Treasury Notes(k)	1.500	11/30/28	55	49,659
U.S. Treasury Notes	1.750	03/15/25	325	318,678
U.S. Treasury Notes(h)(k)	1.875	02/15/32	1,615	1,393,442
U.S. Treasury Notes(k)	2.875	05/15/32	2,035	1,882,375
U.S. Treasury Notes(k)	3.875	12/31/27	1,025	1,020,355
U.S. Treasury Notes(k)	4.000	02/15/34	2,400	2,390,250
U.S. Treasury Notes(k)	4.375	10/31/24	3,400	3,391,766
U.S. Treasury Notes(h)	4.500	11/15/33	3,535	3,657,068
U.S. Treasury Notes	4.625	05/15/54	1,000	1,047,344
U.S. Treasury Strips Coupon(h)	1.872(s)	05/15/31	85	64,676
U.S. Treasury Strips Coupon(h)	1.888(s)	08/15/29	345	282,186
U.S. Treasury Strips Coupon	2.089(s)	11/15/35	800	496,656
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	800	389,000

Total U.S. Treasury Obligations (cost $38,085,387)				37,937,067

Shares
Affiliated Exchange-Traded Fund 0.3%
United States
PGIM AAA CLO ETF (cost $7,319,579)(wa)	143,700	7,349,536

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.1%
Jamaica 0.0%
Digicel International Finance Ltd. (original cost $71,768; purchased 01/29/24 - 01/30/24)*^(f)	59,495	$148,143
United States 0.1%
Chesapeake Energy Corp. (original cost $183,661; purchased 02/04/21 - 02/09/21)(a)(f)	36,731	2,803,677
Ferrellgas Partners LP (Class B Stock)^	2,731	568,708
		3,372,385

Total Common Stocks (cost $480,233)		3,520,528
Preferred Stocks 0.0%
Jamaica 0.0%
Digicel International Finance Ltd. (original cost $37,850; purchased 01/26/24 - 01/29/24)*^(f) (cost $37,850)	6,287	66,663
United States 0.0%
Citigroup Capital XIII 11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	4,000	116,680
Ferrellgas Escrow LLC 8.956%, Maturing 03/30/31^	633	633,000
		749,680

Total Preferred Stocks (cost $777,180)		816,343

Total Long-Term Investments (cost $2,892,805,733)		2,598,662,609

Short-Term Investments 4.2%
Affiliated Mutual Funds 3.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wa)	76,390,805	76,390,805
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $27,791,836; includes $27,589,368 of cash collateral for securities on loan)(b)(wa)	27,824,101	27,807,407

Total Affiliated Mutual Funds (cost $104,182,641)		104,198,212

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $8,597,961)	4.922%	07/10/25	9,000	$8,610,745
Options Purchased*~ 0.1%
(cost $2,469,428)				2,156,364

Total Short-Term Investments (cost $115,250,030)				114,965,321

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 99.5% (cost $3,008,055,763)				2,713,627,930
Option Written*~ (0.2)%
(premiums received $5,452,432)				(5,159,244)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.3% (cost $3,002,603,331)				2,708,468,686
Other assets in excess of liabilities(z) 0.7%				17,721,076

Net Assets 100.0%				$2,726,189,762

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
CNY—China Yuan
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
AID—Agency for International Development
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
NIBOR—Norwegian Interbank Offered Rate

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $30,029,488 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,426,716; cash collateral of $27,589,368 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $32,555,766. The aggregate value of $29,933,356 is 1.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Call	BARC	08/21/24	0.65%	1.00%(Q)	CDX.NA.IG.42. V1(Q)	350,000	$2,009,768
CDX.NA.IG.42.V1, 06/20/29	Put	GSI	08/21/24	0.63%	CDX.NA.IG.42. V1(Q)	1.00%(Q)	488,910	113,819
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	08/21/24	0.85%	CDX.NA.IG.42. V1(Q)	1.00%(Q)	350,000	32,777
Total Options Purchased (cost $2,469,428)								$2,156,364
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Call	GSI	08/21/24	0.48%	CDX.NA.IG.42. V1(Q)	1.00%(Q)	551,140	$(71,142)
CDX.NA.IG.42.V1, 06/20/29	Call	BARC	08/21/24	0.85%	CDX.NA.IG.42. V1(Q)	1.00%(Q)	350,000	(5,019,338)
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	08/21/24	0.65%	1.00%(Q)	CDX.NA.IG.42. V1(Q)	350,000	(68,764)
Total Options Written (premiums received $5,452,432)								$(5,159,244)
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,825	1 Day Interbank Deposit	Dec. 2028	$12,344,841	$444,396
645	3 Month CME SOFR	Dec. 2024	153,131,063	(911,172)
25	3 Month EuroSTR	Sep. 2024	6,515,483	(690)
25	3 Month EuroSTR	Sep. 2024	6,515,314	(850)
25	3 Month EuroSTR	Sep. 2024	6,515,483	(690)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Futures contracts outstanding at July 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
718	2 Year U.S. Treasury Notes	Sep. 2024	$147,453,641	$676,762
539	10 Year U.S. Ultra Treasury Notes	Sep. 2024	62,296,612	1,550,356
143	20 Year U.S. Treasury Bonds	Sep. 2024	17,271,719	608,702
23	30 Year Euro Buxl	Sep. 2024	3,353,914	166,994
722	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	92,393,438	2,395,422
77	Bloomberg Investment Grade Duration Hedged Index	Sep. 2024	7,730,800	(31,395)
355	Euro Schatz Index	Sep. 2024	40,753,882	297,046
574	Euro-OAT	Sep. 2024	78,191,892	1,338,163
100	iBoxx Emerging Market Bond Index	Sep. 2024	1,382,400	5,886
1,907	Japanese Yen Currency	Sep. 2024	159,520,550	4,460,469
				10,999,399
Short Positions:
31	3 Month CME SOFR	Sep. 2024	7,333,631	2,270
81	3 Month CME SOFR	Mar. 2025	19,317,488	152,434
145	3 Month CME SOFR	Jun. 2025	34,727,500	234,181
349	3 Month CME SOFR	Sep. 2025	83,847,250	192,084
349	3 Month CME SOFR	Dec. 2025	84,026,113	121,518
19	3 Month CME SOFR	Mar. 2026	4,580,900	(30,197)
19	3 Month CME SOFR	Jun. 2026	4,585,175	(30,658)
563	5 Year Euro-Bobl	Sep. 2024	71,599,636	(1,204,122)
699	5 Year U.S. Treasury Notes	Sep. 2024	75,415,550	(630,925)
1,334	10 Year Euro-Bund	Sep. 2024	193,068,876	(4,025,374)
23	10 Year U.S. Treasury Notes	Sep. 2024	2,571,688	(30,937)
1,470	British Pound Currency	Sep. 2024	118,160,438	(641,818)
481	Euro Currency	Sep. 2024	65,235,625	411,206
				(5,480,338)
				$5,519,061
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/21/24	MSI	AUD	46,063	$31,129,592	$30,181,686	$—	$(947,906)
Brazilian Real,
Expiring 08/02/24	BARC	BRL	11,959	2,118,939	2,113,845	—	(5,094)
Expiring 08/02/24	CITI	BRL	20,000	3,653,635	3,535,161	—	(118,474)
British Pound,
Expiring 10/21/24	TD	GBP	16,307	21,166,050	20,976,231	—	(189,819)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/21/24	HSBC	CAD	28,148	$20,626,219	$20,435,666	$—	$(190,553)
Chilean Peso,
Expiring 09/23/24	CITI	CLP	1,149,859	1,257,378	1,220,355	—	(37,023)
China Yuan,
Expiring 09/19/24	BNP	CNY	353,761	49,750,330	49,681,021	—	(69,309)
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	21,939	3,041,745	3,049,234	7,489	—
Expiring 09/19/24	HSBC	CNH	582,547	80,898,575	80,966,188	67,613	—
Czech Koruna,
Expiring 10/21/24	MSI	CZK	18,779	808,728	801,669	—	(7,059)
Danish Krone,
Expiring 10/21/24	GSI	DKK	15,166	2,213,247	2,209,998	—	(3,249)
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	278,170	768,347	762,206	—	(6,141)
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	145,033,000	8,878,068	8,916,439	38,371	—
Israeli Shekel,
Expiring 09/18/24	JPM	ILS	17,431	4,691,803	4,626,137	—	(65,666)
Japanese Yen,
Expiring 10/21/24	BARC	JPY	7,715,025	49,520,414	52,134,779	2,614,365	—
Expiring 10/21/24	GSI	JPY	294,704	1,903,462	1,991,479	88,017	—
Malaysian Ringgit,
Expiring 09/18/24	BARC	MYR	52,331	11,204,625	11,451,279	246,654	—
New Zealand Dollar,
Expiring 10/21/24	CITI	NZD	904	546,924	538,231	—	(8,693)
Norwegian Krone,
Expiring 10/21/24	CITI	NOK	10,657	997,229	978,547	—	(18,682)
Polish Zloty,
Expiring 10/21/24	CITI	PLN	3,336	846,538	840,793	—	(5,745)
Singapore Dollar,
Expiring 09/18/24	HSBC	SGD	7,299	5,417,546	5,473,742	56,196	—
Expiring 09/18/24	JPM	SGD	2,083	1,545,640	1,561,899	16,259	—
South Korean Won,
Expiring 09/19/24	HSBC	KRW	46,863,353	34,194,347	34,276,422	82,075	—
Swiss Franc,
Expiring 10/21/24	HSBC	CHF	8,899	10,061,336	10,238,214	176,878	—
Thai Baht,
Expiring 09/18/24	HSBC	THB	293,289	8,041,047	8,260,433	219,386	—
				$355,281,764	$357,221,654	3,613,303	(1,673,413)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BOA	BRL	19,959	$3,603,289	$3,527,911	$75,378	$—
Expiring 08/02/24	CITI	BRL	12,000	2,219,551	2,121,097	98,454	—
Expiring 09/04/24	BARC	BRL	11,959	2,111,914	2,106,731	5,183	—
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	23,746	3,278,125	3,300,380	—	(22,255)
Expiring 09/19/24	BOA	CNH	20,068	2,772,550	2,789,241	—	(16,691)
Expiring 09/19/24	BOA	CNH	18,316	2,520,107	2,545,665	—	(25,558)
Expiring 09/19/24	HSBC	CNH	83,630	11,527,374	11,623,431	—	(96,057)
Expiring 09/19/24	HSBC	CNH	8,620	1,187,700	1,198,001	—	(10,301)
Expiring 09/19/24	MSI	CNH	9,992	1,381,278	1,388,779	—	(7,501)
Expiring 09/19/24	SSB	CNH	73,129	10,085,458	10,163,934	—	(78,476)
Expiring 09/19/24	SSB	CNH	67,568	9,316,060	9,391,091	—	(75,031)
Euro,
Expiring 10/21/24	GSI	EUR	52,221	57,196,289	56,737,373	458,916	—
Expiring 10/21/24	GSI	EUR	6,196	6,730,174	6,732,423	—	(2,249)
Expiring 10/21/24	HSBC	EUR	30,810	33,725,045	33,475,050	249,995	—
Expiring 10/21/24	HSBC	EUR	6,637	7,271,066	7,210,744	60,322	—
Expiring 10/21/24	JPM	EUR	3,523	3,868,979	3,827,407	41,572	—
Expiring 10/21/24	MSI	EUR	4,068	4,445,595	4,419,796	25,799	—
Expiring 10/21/24	SSB	EUR	74,921	80,741,632	81,400,787	—	(659,155)
Expiring 10/21/24	SSB	EUR	56,238	61,483,753	61,101,786	381,967	—
Japanese Yen,
Expiring 09/18/24	MSI	JPY	278,866	1,775,808	1,875,163	—	(99,355)
Expiring 09/18/24	SCB	JPY	348,597	2,191,168	2,344,047	—	(152,879)
Expiring 10/21/24	MSI	JPY	242,785	1,585,608	1,640,636	—	(55,028)
Mexican Peso,
Expiring 09/18/24	CITI	MXN	111,848	5,825,872	5,957,585	—	(131,713)
Peruvian Nuevo Sol,
Expiring 09/18/24	BARC	PEN	8,172	2,166,269	2,185,801	—	(19,532)
Expiring 09/18/24	BOA	PEN	12,632	3,352,364	3,378,734	—	(26,370)
Expiring 09/18/24	CITI	PEN	12,632	3,354,144	3,378,734	—	(24,590)
Swedish Krona,
Expiring 10/21/24	GSI	SEK	38,328	3,653,730	3,594,580	59,150	—
				$329,370,902	$329,416,907	1,456,736	(1,502,741)
						$5,070,039	$(3,176,154)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/24	Buy	MXN	47,950	JPY	413,666	$—	$(227,531)	MSI
09/18/24	Buy	MXN	122,679	JPY	1,058,819	—	(585,228)	HSBC
10/21/24	Buy	GBP	3,772	EUR	4,470	—	(4,460)	SSB
						$—	$(817,219)
Credit default swap agreements outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt	06/20/29	1.000%(Q)	2,000	6.287%	$(398,177)	$(1,209)	$(396,968)	BOA
Dominican Republic	06/20/29	1.000%(Q)	2,000	1.646%	(53,684)	(1,209)	(52,475)	BOA
Emirate of Abu Dhabi	06/20/29	1.000%(Q)	2,000	0.391%	56,575	(1,209)	57,784	BOA
Federal Republic of Nigeria	06/20/29	1.000%(Q)	2,000	5.869%	(371,226)	(1,209)	(370,017)	BOA
Federation of Malaysia	06/20/29	1.000%(Q)	3,000	0.427%	79,801	(1,813)	81,614	BOA
Federative Republic of Brazil	06/20/29	1.000%(Q)	9,000	1.576%	(214,421)	(5,439)	(208,982)	BOA
Kingdom of Bahrain	06/20/29	1.000%(Q)	2,000	1.742%	(61,509)	(1,209)	(60,300)	BOA
Kingdom of Morocco	06/20/29	1.000%(Q)	2,000	0.882%	12,742	(1,209)	13,951	BOA
Kingdom of Saudi Arabia	06/20/29	1.000%(Q)	5,000	0.570%	101,162	(3,022)	104,184	BOA
People’s Republic of China	06/20/29	1.000%(Q)	9,000	0.633%	156,045	(5,439)	161,484	BOA
Republic of Argentina	06/20/29	1.000%(Q)	2,000	26.854%	(1,118,398)	(1,209)	(1,117,189)	BOA
Republic of Chile	06/20/29	1.000%(Q)	6,000	0.573%	120,604	(3,626)	124,230	BOA
Republic of Colombia	06/20/29	1.000%(Q)	7,000	1.861%	(251,999)	(4,230)	(247,769)	BOA
Republic of Indonesia	06/20/29	1.000%(Q)	8,000	0.747%	98,388	(4,835)	103,223	BOA

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama	06/20/29	1.000%(Q)	2,000	1.760%	$(63,384)	$(1,209)	$(62,175)	BOA
Republic of Peru	06/20/29	1.000%(Q)	3,000	0.754%	36,168	(1,813)	37,981	BOA
Republic of Philippines	06/20/29	1.000%(Q)	3,000	0.651%	49,689	(1,813)	51,502	BOA
Republic of South Africa	06/20/29	1.000%(Q)	9,000	1.953%	(358,669)	(5,439)	(353,230)	BOA
Republic of Turkey	06/20/29	1.000%(Q)	9,000	2.631%	(609,604)	(5,439)	(604,165)	BOA
State of Qatar	06/20/29	1.000%(Q)	2,000	0.393%	56,464	(1,209)	57,673	BOA
Sultanate of Oman	06/20/29	1.000%(Q)	2,000	0.917%	9,650	(1,209)	10,859	BOA
United Mexican States	06/20/29	1.000%(Q)	9,000	1.095%	(26,988)	(5,439)	(21,549)	BOA
					$(2,750,771)	$(60,437)	$(2,690,334)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.41.V1	06/20/29	1.000%(Q)	100,000	$2,831,529	$(38,458)	$2,869,987	BOA
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$1,081,713		$1,043,374		$38,339		GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(109,854)		(66,934)		(42,920)		JPM
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	303,407		5,357		298,050		BARC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	335,340		372,333		(36,993)		GSI

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Gazprom PAO	06/20/26	1.000%(Q)		4,400	$854,245		$1,161,330		$(307,085)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	2,061,061		2,833,110		(772,049)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	238,273		228,676		9,597		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	142,964		227,952		(84,988)		JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	820,537		1,093,408		(272,871)		JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		6,695	(113,767)		(58,333)		(55,434)		JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		4,305	(61,761)		78,445		(140,206)		BNP
Petroleos Mexicanos	09/20/24	1.000%(Q)		4,000	(2,166)		2,778		(4,944)		MSI
Petroleos Mexicanos	09/20/27	1.000%(Q)		4,500	391,785		383,071		8,714		MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)		1,000	151,643		165,655		(14,012)		BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	686,721		801,609		(114,888)		BARC
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	201,983		231,424		(29,441)		BARC
Republic of Estonia	12/20/25	1.000%(Q)		10,000	(117,624)		(65,912)		(51,712)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(162,070)		(125,806)		(36,264)		BARC
Republic of Serbia	12/20/25	1.000%(Q)		5,000	(40,844)		13,055		(53,899)		BNP
Republic of South Africa	06/20/26	1.000%(Q)		1,000	(4,851)		14,971		(19,822)		GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(33,744)		—		(33,744)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	4,885	(4,610)		(2,349)		(2,261)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,630	(1,539)		(782)		(757)		BARC
					$6,616,842		$8,336,432		$(1,719,590)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Australian Government Bond	12/20/27	1.000%(Q)	5,000	0.093%	$150,381	$114,568	$35,813	DB
Comision Federal de Electricidad	06/20/29	1.000%(Q)	4,540	2.126%	(209,610)	(240,375)	30,765	CITI
DP World PLC	12/20/24	1.000%(Q)	2,000	0.611%	5,339	726	4,613	BARC
Emirate of Dubai	12/20/24	1.000%(Q)	1,000	0.191%	4,299	292	4,007	CITI

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	1.576%	$(127,557)	$(155)	$(127,402)	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	13.001%	(1,866,672)	(2,583,335)	716,663	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	0.274%	53,790	(12,967)	66,757	DB
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.601%	114,505	11,714	102,791	CITI
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		1,000	0.421%	3,408	993	2,415	BARC
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.160%	474,283	406,922	67,361	CITI
Kingdom of Spain	06/20/25	1.000%(Q)		9,940	0.082%	91,363	(16,929)	108,292	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.082%	68,936	(15,814)	84,750	JPM
Kingdom of Spain	06/20/25	1.000%(Q)		1,645	0.082%	15,120	3,817	11,303	BARC
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.633%	232,160	162,687	69,473	JPM
People’s Republic of China	12/20/24	1.000%(Q)		1,000	0.246%	4,086	1,634	2,452	CITI
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.976%	1,710	(27,849)	29,559	CITI
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.556%	18,989	17,654	1,335	BARC
Republic of Estonia	12/20/25	1.000%(Q)	EUR	10,000	0.180%	134,315	49,766	84,549	DB
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.319%	52,625	14,241	38,384	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.116%	7,947	4,871	3,076	BOA
Republic of France	06/20/34	0.250%(Q)		6,850	0.479%	(125,451)	(149,273)	23,822	CITI
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.108%	43,123	1,556	41,567	GSI
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.122%	70,563	24,583	45,980	MSI
Republic of Italy	06/20/26	1.000%(Q)		4,200	0.251%	62,115	(61,895)	124,010	BOA
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.811%	13,185	(20,322)	33,507	BARC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/33	1.000%(Q)		50,000	1.160%	$(546,247)	$(1,273,896)	$727,649	BARC
Republic of Kazakhstan	06/20/29	1.000%(Q)		10,000	1.050%	(10,448)	43,110	(53,558)	BARC
Republic of Panama	09/20/24	1.000%(Q)		7,240	0.327%	15,250	6,479	8,771	BARC
Republic of Panama	12/20/26	1.000%(Q)		4,200	0.931%	11,467	5,772	5,695	CITI
Republic of Serbia	12/20/25	1.000%(Q)	EUR	5,000	0.482%	44,696	(120,842)	165,538	DB
Republic of Serbia	12/20/25	5.000%(Q)		4,500	0.482%	300,971	245,143	55,828	CITI
Republic of Serbia	12/20/25	1.000%(Q)		1,000	0.482%	8,169	(404)	8,573	BNP
Republic of South Africa	06/20/31	1.000%(Q)		3,000	2.552%	(259,635)	(262,587)	2,952	MSI
State of Illinois	12/20/24	1.000%(Q)		2,800	0.788%	5,556	(13,001)	18,557	GSI
State of Illinois	06/20/28	1.000%(Q)		1,000	1.727%	(23,570)	(48,303)	24,733	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.221%	75,854	52,720	23,134	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	4,885	0.087%	4,894	3,115	1,779	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,710	0.087%	1,713	1,454	259	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,630	0.087%	1,634	1,037	597	BARC
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.258%	37,747	12,183	25,564	BOA
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.158%	27,977	15,086	12,891	DB
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)		5,000	0.203%	167,150	127,409	39,741	BARC
United Mexican States	12/20/26	1.000%(Q)		4,000	0.598%	41,234	2,257	38,977	GSI
						$(802,636)	$(3,516,158)	$2,713,522

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	$2,850,713	$6,992,174	$(4,141,461)	MSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	1.440%	$(2,850,712)	$(4,990,621)	$2,139,909	MSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 5.380%	SCB	01/10/27	$(177,032)	$—	$(177,032)
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)/ 5.504%	MSI	08/12/24	655,949	—	655,949
							$478,917	$—	$478,917
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 4.783%	$(693,634)	$(758,623)	$(64,989)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 4.783%	99,429	(587,193)	(686,622)
AUD	24,750	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.783%	(1,950,671)	(1,784,251)	166,420
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 4.783%	—	(1,375,184)	(1,375,184)
CAD	51,805	04/03/25	0.970%(S)	1 Day CORRA(2)(S)/ 4.530%	257,090	(1,383,179)	(1,640,269)
CAD	20,285	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 4.530%	(231,315)	(429,649)	(198,334)
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 4.530%	(66,015)	66,641	132,656
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 4.530%	(1,955)	(3,353)	(1,398)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 1.211%	$(43,490)	$(385,458)	$(341,968)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ 1.211%	(581)	(55,383)	(54,802)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ 1.211%	—	(257,253)	(257,253)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 1.211%	(3,334)	(14,435)	(11,101)
CHF	390	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.211%	—	18,415	18,415
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 5.750%	—	(76,485)	(76,485)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 5.750%	—	(135,950)	(135,950)
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	5	27,109	27,104
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	3	28,117	28,114
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(8)	87,447	87,455
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	76,454	76,454
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(9)	272,820	272,829

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	$(4)	$9,541	$9,545
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	2	15,949	15,947
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(73)	16,469	16,542
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	8	23,415	23,407
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(14)	97,105	97,119
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(38)	207,108	207,146
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(15)	67,191	67,206
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(37)	222,099	222,136
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	173	397,560	397,387
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	466,557	466,557

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	$(169)	$378,141	$378,310
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(41)	107,580	107,621
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	139,008	139,008
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(457)	922,092	922,549
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	16,028	16,028
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	825,312	1,958,338	1,133,026
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	259,922	259,922
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	446,176	446,176
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/ 3.577%	1	(55,454)	(55,455)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 3.577%	8	(42,856)	(42,864)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 3.577%	4	(10,189)	(10,193)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 3.577%	$—	$(102,949)	$(102,949)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 3.577%	—	(14,607)	(14,607)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	(9,634,902)	(9,634,902)
EUR	65,650	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.653%	—	(253,695)	(253,695)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.653%	(9,164)	(5,424,709)	(5,415,545)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 3.579%	123	(737,449)	(737,572)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 3.579%	1,161	(533,792)	(534,953)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 3.579%	(64,061)	(487,842)	(423,781)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 3.579%	(42,082)	(978,112)	(936,030)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	(308,530)	(308,530)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	629,905	629,905
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.579%	(264,243)	(1,989,803)	(1,725,560)
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.653%	—	(33,985)	(33,985)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.579%	—	(561,002)	(561,002)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 3.653%	$(2,692)	$(72,148)	$(69,456)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.579%	—	2,088,651	2,088,651
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.647%	—	(2,114,647)	(2,114,647)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.579%	—	4,909,965	4,909,965
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.647%	—	(4,976,588)	(4,976,588)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	(2,825,243)	(2,825,243)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.579%	—	1,896,733	1,896,733
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.647%	—	(1,912,883)	(1,912,883)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 3.579%	(111,943)	(311,751)	(199,808)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.579%	12,548	(643,288)	(655,836)
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.647%	(7,348)	885,653	893,001
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	(5,646,158)	(5,646,158)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 3.579%	(101,876)	(633,727)	(531,851)
GBP	5,330	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	430,155	261,044	(169,111)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	38,240	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	$2,893,276	$4,264,773	$1,371,497
GBP	40,655	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	8,130,379	5,491,151	(2,639,228)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/ 5.200%	1,022	186,438	185,416
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	5,919,338	6,180,936	261,598
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	2,099,979	1,512,761	(587,218)
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 5.200%	(830,677)	(1,436,604)	(605,927)
GBP	14,450	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	4,631,444	3,615,317	(1,016,127)
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 5.200%	(620,335)	(720,414)	(100,079)
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	21,465	(1,781,906)	(1,803,371)
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	2,285,862	(6,856,588)	(9,142,450)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	639,295	(1,856,985)	(2,496,280)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 5.200%	(32)	(2,817,609)	(2,817,577)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(224,802)	(1,033,176)	(808,374)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(2,117,903)	(2,194,302)	(76,399)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 6.490%	$—	$(268,170)	$(268,170)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/ 4.490%	(309)	(1,173,066)	(1,172,757)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/ 0.079%	(3,881)	(16,665)	(12,784)
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)/ 0.079%	272	(10,123)	(10,395)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ 0.079%	10	(502,884)	(502,894)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ 0.079%	23	(347,341)	(347,364)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ 0.079%	2,426	(214,036)	(216,462)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ 0.079%	36	(247,527)	(247,563)
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.079%	1,970,701	1,317,122	(653,579)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.079%	—	(386,977)	(386,977)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.079%	53	(373,697)	(373,750)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ 0.079%	(3,054)	25,126	28,180
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ 0.079%	(1,335)	(529,841)	(528,506)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ 0.079%	(707)	9,404	10,111

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ 0.079%	$(2,002)	$12,598	$14,600
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ 0.079%	(1,722)	11,406	13,128
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ 0.079%	(3,193)	23,850	27,043
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ 0.079%	(8,175)	76,423	84,598
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ 0.079%	(168)	(89,913)	(89,745)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ 0.079%	(728)	(46,400)	(45,672)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ 0.079%	(408)	(47,934)	(47,526)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ 0.079%	(189)	(54,616)	(54,427)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.079%	1,073,710	1,088,967	15,257
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ 0.079%	40	(275,320)	(275,360)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ 0.079%	(1,090)	(76,913)	(75,823)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ 0.079%	(449)	(39,662)	(39,213)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ 0.079%	(583)	(31,054)	(30,471)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ 0.079%	(827)	(48,694)	(47,867)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ 0.079%	$(885)	$(101,120)	$(100,235)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ 0.079%	(1,087)	(41,903)	(40,816)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ 0.079%	(867)	(32,855)	(31,988)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ 0.079%	(21)	(550,135)	(550,114)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ 0.079%	(2)	(371,524)	(371,522)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ 0.079%	—	(33,592)	(33,592)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ 0.079%	(459)	(17,505)	(17,046)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ 0.079%	—	128,427	128,427
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.079%	(247,826)	(253,745)	(5,919)
JPY	1,509,190	06/27/34	0.995%(A)	1 Day TONAR(1)(A)/ 0.079%	130	(11,852)	(11,982)
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.079%	(21,473)	(359,731)	(338,258)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ 0.079%	(7,392)	(393,948)	(386,556)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ 0.079%	(5,527)	(334,827)	(329,300)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ 0.079%	318,796	247,969	(70,827)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ 0.079%	$(11,893)	$(219,017)	$(207,124)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.079%	(1,191)	(1,461,710)	(1,460,519)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.079%	(520)	(615,257)	(614,737)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ 0.079%	(809)	(119,970)	(119,161)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ 0.079%	(6,095)	(3,006,292)	(3,000,197)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ 0.079%	(4,529)	(1,033,780)	(1,029,251)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ 0.079%	(678)	(138,116)	(137,438)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ 0.079%	(337)	(21,922)	(21,585)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ 0.079%	(1,405)	(522,154)	(520,749)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ 0.079%	(154)	(1,049,950)	(1,049,796)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ 0.079%	(3,509)	(948,704)	(945,195)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ 0.079%	(12,080)	(1,918,003)	(1,905,923)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ 0.079%	(14,368)	(2,075,091)	(2,060,723)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ 0.079%	(12,417)	(2,740,287)	(2,727,870)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.079%	$—	$564,460	$564,460
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.079%	1,781,890	1,890,618	108,728
JPY	765,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.079%	94,231	167,244	73,013
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(5)	(420,484)	(420,479)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	87,929	87,929
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	364,866	(559,568)	(924,434)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	10	(705,344)	(705,354)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	(367,989)	(367,989)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	(257,611)	(257,611)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(15,514)	11,350	26,864
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	103,970	103,970
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	8,166	345,808	337,642
MXN	44,820	05/18/27	8.700%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	38,431	64,425	25,994

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	4,945	05/15/29	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	$5,364	$10,228	$4,864
MXN	59,410	05/13/31	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	70,168	143,515	73,347
MXN	170,735	06/14/34	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	44,995	107,971	62,976
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.840%	—	(269,909)	(269,909)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.840%	—	(427,929)	(427,929)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 5.455%	—	(160,832)	(160,832)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 5.870%	—	(456,237)	(456,237)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/ 3.591%	(346,154)	(330,846)	15,308
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.434%	84,098	(1,189,648)	(1,273,746)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(320,035)	(320,035)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 2.483%	(769)	14,534	15,303
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(145,378)	(145,378)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 2.483%	$—	$(387,365)	$(387,365)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(221,545)	(221,545)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	259,831	259,831
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	176,075	176,075
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	98,638	98,638
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.642%	—	224,741	224,741
TWD	255,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.642%	—	301,556	301,556
	184,690	04/11/25	5.220%(T)	1 Day SOFR(2)(T)/ 5.380%	22,139	172,651	150,512
	139,780	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 5.380%	—	239,627	239,627
	132,430	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/ 5.380%	6,373,303	5,951,150	(422,153)
	71,770	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 5.380%	—	552,457	552,457
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(248,597)	(248,597)
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.380%	—	129,223	129,223
	27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(392,597)	(392,597)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.380%	$—	$(261,302)	$(261,302)
30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(467,250)	(467,250)
13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(243,938)	(243,938)
38,155	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(415,601)	(415,601)
29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 5.380%	(11,919,818)	(11,240,501)	679,317
7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(596,441)	(596,441)
15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 5.380%	(88,915)	688,499	777,414
27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.380%	11,885,095	11,159,014	(726,081)
16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 5.380%	169,941	(845,540)	(1,015,481)
24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 5.380%	111,923	7,122	(104,801)
				$32,524,362	$(45,672,062)	$(78,196,424)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	$33,911	$3	$33,908	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.800%	(3,247)	—	(3,247)	MSI

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	$3,324	$—	$3,324	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.800%	(261,580)	—	(261,580)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	267,047	—	267,047	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	185,845	—	185,845	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	88,742	—	88,742	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	37,653	—	37,653	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	240,607	—	240,607	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	12,459	—	12,459	HSBC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(3,653)	—	(3,653)	CITI
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(35,908)	(7)	(35,901)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(44,096)	—	(44,096)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(56,412)	—	(56,412)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(24,129)	—	(24,129)	JPM
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	230,957	—	230,957	GSI

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/ 3.500%	$(166,922)	$—	$(166,922)	GSI
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	1,515	—	1,515	CITI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(71,087)	(164)	(70,923)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(182,292)	(347)	(181,945)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	1,251	(6)	1,257	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(33,334)	17	(33,351)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(92,562)	9	(92,571)	MSI
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/ 6.197%	138,167	—	138,167	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 3.510%	(247,524)	—	(247,524)	JPM
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(299,488)	—	(299,488)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(566,578)	—	(566,578)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	347,244	—	347,244	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	647,002	—	647,002	CITI
					$146,912	$(495)	$147,407

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +26bps(T)/ 5.590%	JPM	08/07/24	151,600	$739,417	$—	$739,417
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +23bps(T)/ 5.560%	DB	05/07/25	21,000	103,931	—	103,931
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.930%	DB	09/21/24	28,000	414,244	—	414,244
U.S. Treasury Bond(T)	1 Day USOIS -35bps(T)/ 4.980%	JPM	09/09/24	75,935	1,010,411	—	1,010,411
					$2,268,003	$—	$2,268,003
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).